Prospectus Supplement
                                  June 9, 2003*

                                                                   Prospectus
Fund Name (Date)                                                     Form #
AXP Emerging Markets Fund (Dec. 30, 2002)                         S-6354-99 K
AXP Global Technology Fund (Dec. 30, 2002)                        S-6395-99 F
AXP Growth Dimensions Fund (Sept. 27, 2002)                       S-6004-99 E
AXP International Fund (Dec. 30, 2002)                            S-6140-99 X
AXP Massachusetts Tax-Exempt Fund (Aug. 29, 2002)                 S-6328-99 W
AXP Michigan Tax-Exempt Fund (Aug. 29, 2002)                      S-6328-99 W
AXP New York Tax-Exempt Fund (Aug. 29, 2002)                      S-6328-99 W
AXP Ohio Tax-Exempt Fund (Aug. 29, 2002)                          S-6328-99 W
AXP Partners Fundamental Value Fund (July 30, 2002)               S-6236-99 D
AXP Partners International Select Value Fund (Dec. 30, 2002)      S-6242-99 E
AXP Partners Select Value Fund (July 30, 2002)                    S-6240-99 C
AXP Partners Small Cap Core Fund (July 30, 2002)                  S-6237-99 D
AXP Partners Value Fund (July 30, 2002)                           S-6238-99 D
AXP Research Opportunities Fund (Sept. 27, 2002)                  S-6356-99 K

Effective May 1, 2003, American Express Financial Corporation has agreed to waive certain fees and to absorb certain expenses for the following Funds until each Fund's respective fiscal year end following the effective date:

                                                  Expense Caps
                                 Class A   Class B   Class C  Class Y  Effective
Fund                             Shares    Shares    Shares   Shares      Date
Massachusetts Tax-Exempt         0.88%     1.64%     1.64%       N/A    5/1/2003
Michigan Tax-Exempt              0.88%     1.64%     1.64%       N/A    5/1/2003
New York Tax-Exempt              0.88%     1.64%     1.64%       N/A    5/1/2003
Ohio Tax-Exempt                  0.88%     1.64%     1.64%       N/A    5/1/2003
Partners Select Value            1.44%     2.20%     2.20%     1.26%    5/1/2003
Partners Small Cap Core          1.55%     2.31%     2.31%     1.37%    5/1/2003
Research Opportunities           1.35%     2.11%     2.11%     1.18%    5/1/2003
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Effective with the first day of the next fiscal year of the following Funds,
American Express Financial Corporation has agreed to waive certain fees and to absorb certain expenses until each Fund's respective fiscal year end following the effective date:

                                                   Expense Caps
                                 Class A   Class B   Class C  Class Y  Effective
Fund                             Shares    Shares    Shares   Shares     Date
Emerging Markets                  1.99%     2.75%     2.75%     1.82%  11/1/2003
Global Technology                 1.99%     2.75%     2.75%     1.82%  11/1/2003
Growth Dimensions                 1.35%     2.11%     2.11%     1.19%   8/1/2003
International                     1.55%     2.31%     2.31%     1.38%  11/1/2003
Partners Fundamental Value        1.38%     2.14%     2.14%     1.20%   6/1/2003
Partners International
   Select Value                   1.70%     2.47%     2.47%     1.53%  11/1/2003
Partners Value                    1.38%     2.14%     2.14%     1.20%   6/1/2003

S-6395-2 A (6/03)

* Valid until next prospectus update
Destroy Dec. 30, 2003